General information (Details Narrative)	1 Months Ended		12 Months Ended
	Jun. 30, 2023	Apr. 30, 2023	Dec. 31, 2023
General Information
Awarded percentage			51.00%
Increase in the CPD	73.70%	107.80%	319.20%